Sales revenues	12 Months Ended
Mar. 31, 2026
Text block 1 [Abstract]
Sales revenues
2
7
. Sales revenues
(1) Summary by business segments and products
The table below shows Toyota’s sales revenues from external customers by business and by product category.

	Yen in millions
	For the years ended March 31,
	2024	2025	2026
Sales of products
Automotive
Vehicles	35,249,865	36,892,232	38,847,899
Parts and components for production	1,596,111	1,606,173	1,509,449
Parts and components for after service	3,166,586	3,423,389	3,608,666
Other	1,068,169	1,074,505	1,235,909

Total automotive	41,080,731	42,996,299	45,201,924
All other	567,399	602,578	664,026

Total sales of products	41,648,130	43,598,877	45,865,949
Financial services	3,447,195	4,437,827	4,819,003

Total sales revenues	45,095,325	48,036,704	50,684,952

The majority of sales of products are recognized as revenue from contracts with customers under IFRS 15 “Revenue from Contracts with Customers” (“IFRS 15”), and receivables related to such revenue are recognized as “Trade accounts and other receivables”.
The breakdown of income from leases included in financial service revenues is as follows:

	Yen in millions
	For the years ended March 31,
	2024	2025	2026
Finance leases
Financial income related to net lease investment	208,257	258,835	288,732
Operating leases	1,207,719	1,350,051	1,518,824

Total	1,415,975	1,608,886	1,807,556

Financial service revenues other than income from leases mainly consist of interest income recognized using the effective interest method. The amount of such interest income is not significant.
For the years ended March 31, 2024, 2025 and 2026, ¥187,035 million
,
 ¥207,154 million
 and ¥216,456 million
of financial service revenues were accounted for under IFRS 15.
(2) Contract liabilities
Contract liabilities consist of the following:

	Yen in millions
	April 1, 2024	March 31,
		2025	2026
Contract liabilities	1,392,390	1,417,919	1,664,633
Contract liabilities are primarily related to advances received from customers. Contract liabilities are included in “Other current liabilities” and “Other non-current
liabilities” in the consolidated statement of financial position. For the years ended March 31, 2025 and 2026, the amounts transferred from contract liabilities at the beginning of the fiscal year to sales revenue were ¥
748,193
 million and ¥
729,698
million, respectively.
(3) Performance obligations
The aggregate amounts of transaction prices allocated to unsatisfied performance obligations related to contracts that have original expected durations in excess of one year were ¥1,156,410 million and ¥1,350,018 million
as of March 31, 2025 and 2026, respectively. The main
types
 of unsatisfied performance obligations are insurance revenues and maintenance revenues.
For insurance revenues, Toyota receives payment
s as
agreed in the contract at the inception of the contract, and reven ue is recognized over the term of the contract, which ranges from three
to
120
months. As of March 31, 2025, the unsatisfied performance obligations related to insurance revenues were ¥
463,707
 million, and Toyota expects to recognize as revenue ¥
135,282
 million in fiscal 2026, and ¥
328,425
 million thereafter.

As of March 31, 2026, the unsatisfied performance obligations related to insurance revenues were ¥
542,409
million, and Toyota expects to recognize as revenue ¥
156,443
million in fiscal 2027, and ¥
385,966
million thereafter.
For maintenance revenues, Toyota receives payments as agreed in the contract at the inception of the contract, and revenue is re cognized over the term of the contract, which ranges from 18 to 84 months.
Unsatisfied performance obligations related to sales of products for contracts that have an original expected duration of one year or less have been excluded from this disclosure.